UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Real Estate
Investment Portfolio

October 31, 2011

1.809107.108

REA-QTLY-1211

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - 98.0%
REITs - Apartments - 19.5%
American Campus Communities, Inc.	1,142,800	$ 44,489
Apartment Investment & Management Co. Class A	2,821,674	69,611
Camden Property Trust (SBI)	935,000	56,698
Education Realty Trust, Inc.	1,830,000	16,928
Equity Residential (SBI)	4,850,900	284,651
Home Properties, Inc.	531,200	31,288
Mid-America Apartment Communities, Inc.	227,800	14,215
Post Properties, Inc.	1,015,000	41,696
UDR, Inc.	3,267,141	81,450
TOTAL REITS - APARTMENTS		641,026
REITs - Factory Outlets - 1.3%
Tanger Factory Outlet Centers, Inc.	1,497,700	42,175
REITs - Health Care Facilities - 8.6%
HCP, Inc.	2,965,000	118,155
Ventas, Inc.	2,980,354	165,737
TOTAL REITS - HEALTH CARE FACILITIES		283,892
REITs - Hotels - 5.4%
Chesapeake Lodging Trust	449,420	6,714
DiamondRock Hospitality Co.	2,904,776	26,288
Host Hotels & Resorts, Inc.	9,231,605	131,735
Sunstone Hotel Investors, Inc. (a)	1,885,474	13,104
TOTAL REITS - HOTELS		177,841
REITs - Industrial Buildings - 19.5%
DCT Industrial Trust, Inc.	4,465,200	22,147
Duke Realty LP	4,127,700	50,688
Extra Space Storage, Inc.	425,000	9,575
First Industrial Realty Trust, Inc. (a)	1,029,300	10,139
Prologis, Inc.	8,052,000	239,628
Public Storage	2,363,500	305,010
Stag Industrial, Inc.	425,000	4,565
TOTAL REITS - INDUSTRIAL BUILDINGS		641,752
REITs - Malls - 17.0%
CBL & Associates Properties, Inc.	2,705,050	41,604
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Malls - continued
Simon Property Group, Inc.	2,863,972	$ 367,848
The Macerich Co.	3,037,000	151,121
TOTAL REITS - MALLS		560,573
REITs - Management/Investment - 2.8%
CubeSmart	965,000	9,467
Digital Realty Trust, Inc. (d)	1,083,600	67,541
Franklin Street Properties Corp.	1,110,500	14,103
TOTAL REITS - MANAGEMENT/INVESTMENT		91,111
REITs - Mobile Home Parks - 0.7%
Sun Communities, Inc. (d)	570,000	21,706
REITs - Mortgage - 0.0%
Newcastle Investment Corp.	250,000	1,148
REITs - Office Buildings - 12.1%
Alexandria Real Estate Equities, Inc.	621,760	41,092
Boston Properties, Inc.	1,859,300	184,052
Brandywine Realty Trust (SBI)	2,230,000	20,315
Douglas Emmett, Inc.	1,440,000	28,080
Highwoods Properties, Inc. (SBI)	1,141,170	35,353
SL Green Realty Corp.	1,312,246	90,532
TOTAL REITS - OFFICE BUILDINGS		399,424
REITs - Shopping Centers - 11.1%
DDR Corp.	6,052,667	77,535
Excel Trust, Inc.	694,700	7,301
Federal Realty Investment Trust (SBI)	573,800	50,930
Glimcher Realty Trust	1,418,500	12,993
Kimco Realty Corp.	8,125,400	141,951
Kite Realty Group Trust	2,565,300	10,595
Ramco-Gershenson Properties Trust (SBI)	705,024	6,803
Vornado Realty Trust	685,871	56,797
TOTAL REITS - SHOPPING CENTERS		364,905
TOTAL REAL ESTATE INVESTMENT TRUSTS		3,225,553
Common Stocks - continued
	Shares	Value (000s)
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
Real Estate Operating Companies - 0.9%
Forest City Enterprises, Inc. Class A (a)(d)	2,070,000	$ 28,318
TOTAL COMMON STOCKS (Cost $2,804,313)		3,253,871
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.12% (b)	33,357,725	33,358
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	62,330,453	62,330
TOTAL MONEY MARKET FUNDS (Cost $95,688)		95,688
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $2,900,001)		3,349,559
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(59,014)
NET ASSETS - 100%		$ 3,290,545
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 11
Fidelity Securities Lending Cash Central Fund	34
Total	$ 45
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At October 31, 2011, the cost of investment securities for income tax purposes was $3,039,225,000. Net unrealized appreciation aggregated $310,334,000, of which $720,909,000 related to appreciated investment securities and $410,575,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 30, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2011